Cover Page	12 Months Ended
Mar. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	DR REDDYS LABORATORIES LTD
Entity Central Index Key	0001135951
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	166,425,849
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	true
Entity File Number	1-15182
Entity Address, Address Line One	8-2-337
Entity Address, Address Line Two	Road No. 3
Entity Address, Address Line Three	Banjara Hills
Entity Address, City or Town	Hyderabad
Entity Address, Country	IN
Entity Address, Postal Zip Code	500 034
Entity Incorporation, State or Country Code	K7
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Ernst & Young Associates LLP
Auditor Firm ID	1712
Auditor Location	Hyderabad, India
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Parag Agarwal
Contact Personnel Email Address	parag.agarwal@drreddys.com
Entity Address, Address Line One	8-2-337
Entity Address, Address Line Two	Road No. 3
Entity Address, Address Line Three	Banjara Hills
Entity Address, City or Town	Hyderabad
Entity Address, Country	IN
Entity Address, Postal Zip Code	500 034
Country Region	91
City Area Code	40
Local Phone Number	49002931
American depositary shares [Member]
Document Information [Line Items]
Trading Symbol	RDY
Title of 12(b) Security	American depositary shares, each representing one equity share
Security Exchange Name	NYSE